Quarterly Holdings Report
for
Fidelity® Growth Discovery Fund
March 31, 2023
CII-NPRT3-0523
1.799853.119
Common Stocks - 99.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.8%
Entertainment - 4.8%
Liberty Media Corp. Liberty Formula One Series C (a)	98,150	7,345
Netflix, Inc. (a)	45,435	15,697
Universal Music Group NV	2,694,630	68,241
Warner Music Group Corp. Class A (b)	1,638,346	54,672
		145,955
Interactive Media & Services - 4.0%
Alphabet, Inc. Class A (a)	1,104,869	114,608
Bumble, Inc. (a)	236,836	4,630
Epic Games, Inc. (a)(c)(d)	2,244	1,673
		120,911
Media - 0.0%
Innovid Corp. (a)	166,306	234
TOTAL COMMUNICATION SERVICES		267,100
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.0%
Mobileye Global, Inc. (b)	17,500	757
Automobiles - 0.8%
Ferrari NV	87,159	23,615
XPeng, Inc. ADR (a)(b)	13,400	149
		23,764
Broadline Retail - 3.6%
Amazon.com, Inc. (a)	754,829	77,966
Dollarama, Inc.	26,400	1,578
MercadoLibre, Inc. (a)	23,799	31,369
		110,913
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A	667,546	7,850
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	181,378	22,563
Booking Holdings, Inc. (a)	6,522	17,299
Flutter Entertainment PLC (a)	160,566	28,978
		68,840
Household Durables - 0.0%
Blu Investments LLC (a)(c)(d)	3,320,224	1
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	60,000	680
Specialty Retail - 2.2%
Aritzia, Inc. (a)	52,496	1,685
Five Below, Inc. (a)(b)	131,316	27,047
RH (a)	21,600	5,261
TJX Companies, Inc.	419,827	32,898
		66,891
Textiles, Apparel & Luxury Goods - 1.4%
Compagnie Financiere Richemont SA Series A	5,640	904
LVMH Moet Hennessy Louis Vuitton SE	24,342	22,344
On Holding AG (a)	7,900	245
Samsonite International SA (a)(e)	5,792,402	17,894
		41,387
TOTAL CONSUMER DISCRETIONARY		321,083
CONSUMER STAPLES - 2.6%
Beverages - 2.5%
Boston Beer Co., Inc. Class A (a)	30,100	9,894
Keurig Dr. Pepper, Inc.	355,658	12,548
Monster Beverage Corp.	558,300	30,154
The Coca-Cola Co.	356,614	22,121
		74,717
Household Products - 0.1%
Energizer Holdings, Inc.	82,700	2,870
TOTAL CONSUMER STAPLES		77,587
ENERGY - 3.9%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	519,661	14,997
Oil, Gas & Consumable Fuels - 3.4%
Cheniere Energy, Inc.	317,000	49,959
Denbury, Inc. (a)	66,309	5,811
New Fortress Energy, Inc.	227,795	6,704
Reliance Industries Ltd.	1,451,047	41,269
		103,743
TOTAL ENERGY		118,740
FINANCIALS - 8.0%
Banks - 0.8%
Bank of America Corp.	772,995	22,108
HDFC Bank Ltd. (a)	74,073	1,457
Signature Bank	119,428	22
		23,587
Capital Markets - 2.9%
CME Group, Inc.	332,620	63,703
Coinbase Global, Inc. (a)(b)	97,400	6,581
MSCI, Inc.	29,540	16,533
		86,817
Financial Services - 2.5%
Block, Inc. Class A (a)	242,333	16,636
MasterCard, Inc. Class A	157,803	57,347
Rocket Companies, Inc. (b)	455,018	4,122
		78,105
Insurance - 1.8%
American Financial Group, Inc.	117,721	14,303
Arthur J. Gallagher & Co.	125,503	24,010
BRP Group, Inc. (a)	181,783	4,628
Marsh & McLennan Companies, Inc.	77,093	12,840
		55,781
TOTAL FINANCIALS		244,290
HEALTH CARE - 18.3%
Biotechnology - 6.5%
2seventy bio, Inc. (a)(b)	34,400	351
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	678,800	183
rights (a)(d)	678,800	68
Affimed NV (a)(b)	251,902	188
Alnylam Pharmaceuticals, Inc. (a)	96,966	19,424
Applied Therapeutics, Inc. (a)	56,523	46
Arcellx, Inc. (a)	25,300	779
Beam Therapeutics, Inc. (a)(b)	25,400	778
Biogen, Inc. (a)	48,245	13,414
Cytokinetics, Inc. (a)	74,355	2,617
Evelo Biosciences, Inc. (a)(b)	187,600	34
Galapagos NV sponsored ADR (a)(b)	196,745	7,602
Gamida Cell Ltd. (a)(b)	790,644	640
Genmab A/S (a)	13,500	5,103
Hookipa Pharma, Inc. (a)	454,700	335
Immunocore Holdings PLC ADR (a)	68,900	3,406
Innovent Biologics, Inc. (a)(e)	337,541	1,511
Insmed, Inc. (a)	304,997	5,200
Legend Biotech Corp. ADR (a)	55,700	2,686
Prelude Therapeutics, Inc. (a)	11,400	65
Regeneron Pharmaceuticals, Inc. (a)	36,153	29,706
Rubius Therapeutics, Inc. (a)	54,080	1
Seagen, Inc. (a)	149,009	30,170
Seres Therapeutics, Inc. (a)	161,000	913
Synlogic, Inc. (a)	458,100	290
Vertex Pharmaceuticals, Inc. (a)	213,622	67,306
Vor Biopharma, Inc. (a)	246,895	1,328
XOMA Corp. (a)(b)	147,500	3,114
		197,258
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	822,493	41,149
Insulet Corp. (a)	2,600	829
Penumbra, Inc. (a)	23,000	6,410
Stryker Corp.	81,300	23,209
		71,597
Health Care Providers & Services - 3.9%
HealthEquity, Inc. (a)	487,563	28,625
Option Care Health, Inc. (a)	20,580	654
UnitedHealth Group, Inc.	188,466	89,067
		118,346
Health Care Technology - 0.4%
Certara, Inc. (a)	260,358	6,277
Evolent Health, Inc. (c)	159,100	4,905
Simulations Plus, Inc. (b)	50,400	2,215
		13,397
Life Sciences Tools & Services - 2.5%
Bio-Techne Corp.	94,999	7,048
Bruker Corp.	221,523	17,465
Charles River Laboratories International, Inc. (a)	51,314	10,356
Codexis, Inc. (a)	213,101	882
Danaher Corp.	100,414	25,308
Nanostring Technologies, Inc. (a)	20,676	205
Thermo Fisher Scientific, Inc.	24,311	14,012
		75,276
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (a)	89,364	723
AstraZeneca PLC sponsored ADR	274,615	19,061
Eli Lilly & Co.	146,389	50,273
Nuvation Bio, Inc. (a)	119,094	198
Revance Therapeutics, Inc. (a)	259,981	8,374
		78,629
TOTAL HEALTH CARE		554,503
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc. (a)	45,209	10,165
Spirit AeroSystems Holdings, Inc. Class A (b)	493,710	17,048
The Boeing Co. (a)	213,737	45,404
		72,617
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	162,111	15,285
Electrical Equipment - 1.5%
AMETEK, Inc.	71,043	10,325
Bloom Energy Corp. Class A (a)(b)	46,373	924
Eaton Corp. PLC	20,526	3,517
Hubbell, Inc. Class B	26,572	6,465
Rockwell Automation, Inc.	85,263	25,020
		46,251
Industrial Conglomerates - 1.4%
General Electric Co.	453,789	43,382
Machinery - 1.9%
Energy Recovery, Inc. (a)	84,700	1,952
Ingersoll Rand, Inc.	523,603	30,463
Parker Hannifin Corp.	43,937	14,768
Westinghouse Air Brake Tech Co.	84,164	8,506
		55,689
Professional Services - 1.5%
ASGN, Inc. (a)	41,020	3,391
Equifax, Inc.	43,500	8,824
KBR, Inc.	620,583	34,163
		46,378
Trading Companies & Distributors - 0.8%
Ferguson PLC	189,376	24,880
Transportation - 2.9%
Uber Technologies, Inc. (a)	2,737,135	86,767
TOTAL INDUSTRIALS		391,249
INFORMATION TECHNOLOGY - 33.3%
Electronic Equipment & Components - 0.7%
Flex Ltd. (a)	416,800	9,591
Jabil, Inc.	122,300	10,782
		20,373
IT Services - 1.0%
Cloudflare, Inc. (a)	149,658	9,228
MongoDB, Inc. Class A (a)	96,226	22,432
		31,660
Semiconductors & Semiconductor Equipment - 11.8%
Aixtron AG	328,739	11,134
Allegro MicroSystems LLC (a)	126,600	6,076
ASML Holding NV (depository receipt)	25,667	17,472
BE Semiconductor Industries NV	136,100	11,823
eMemory Technology, Inc.	18,757	1,151
Enphase Energy, Inc. (a)	61,010	12,829
KLA Corp.	30,500	12,175
Marvell Technology, Inc.	110,800	4,798
Monolithic Power Systems, Inc.	12,293	6,153
NVIDIA Corp.	528,743	146,869
NXP Semiconductors NV	128,354	23,935
onsemi (a)	35,700	2,939
Qualcomm, Inc.	172,224	21,972
Silicon Laboratories, Inc. (a)	4,800	840
SiTime Corp. (a)(b)	125,757	17,886
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	442,343	41,147
Universal Display Corp.	121,055	18,779
		357,978
Software - 15.7%
Adobe, Inc. (a)	117,879	45,427
Confluent, Inc. (a)(b)	471,775	11,356
Elastic NV (a)	1,800	104
HashiCorp, Inc. (a)(b)	218,810	6,409
HubSpot, Inc. (a)	23,112	9,909
Intuit, Inc.	62,330	27,789
Manhattan Associates, Inc. (a)	115,890	17,946
Microsoft Corp.	1,081,582	311,821
Oracle Corp. (b)	467,197	43,412
Palo Alto Networks, Inc. (a)	3,191	637
Volue A/S (a)	674,149	1,355
		476,165
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	747,381	123,243
TOTAL INFORMATION TECHNOLOGY		1,009,419
MATERIALS - 1.2%
Chemicals - 1.0%
Albemarle Corp. (b)	51,900	11,472
Aspen Aerogels, Inc. (a)	274,400	2,044
CF Industries Holdings, Inc.	232,950	16,887
		30,403
Metals & Mining - 0.2%
MP Materials Corp. (a)(b)	202,380	5,705
TOTAL MATERIALS		36,108
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (a)(c)	331,286	135
WeWork, Inc. (a)(b)	1,711,500	1,330
		1,465
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	37,600	1,185
TOTAL COMMON STOCKS (Cost $2,112,495)		3,022,729

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	75,700	224
INDUSTRIALS - 0.0%
Professional Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	48,212	2
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ASAPP, Inc. Series C (a)(c)(d)	250,763	950
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(d)	50,974	2,273
Series C3 (a)(c)(d)	63,718	2,842
Series C4 (a)(c)(d)	18,303	816
Series C5 (a)(c)(d)	36,887	1,645
		7,576
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,411)		8,752

Money Market Funds - 2.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (f)	6,916,622	6,918
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	81,587,056	81,595
TOTAL MONEY MARKET FUNDS (Cost $88,513)		88,513

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $2,208,419)	3,119,994
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(88,278)
NET ASSETS - 100.0%	3,031,716

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,466,000 or 0.5% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,405,000 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
AppNexus, Inc. Series E (Escrow)	8/01/14	0

ASAPP, Inc. Series C	4/30/21	1,654

Blu Investments LLC	5/21/20	6

Doma Holdings, Inc.	3/02/21	3,313

ElevateBio LLC Series C	3/09/21	318

Epic Games, Inc.	3/29/21	1,986

Evolent Health, Inc.	3/28/23	4,614

Illuminated Holdings, Inc. Series C2	7/07/20	1,274

Illuminated Holdings, Inc. Series C3	7/07/20	1,912

Illuminated Holdings, Inc. Series C4	1/08/21	659

Illuminated Holdings, Inc. Series C5	6/16/21	1,594

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	6,259	532,206	531,547	972	-	-	6,918	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	109,945	345,712	374,062	374	-	-	81,595	0.3%
Total	116,204	877,918	905,609	1,346	-	-	88,513

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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